Expense Example - iShares Mortgage-Backed Securities Active ETF - iShares Mortgage-Backed Securities Active ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80